Annual Report October 31, 1998


PROVIDENT INVESTMENT COUNSEL
MUTUAL FUNDS




Growth Fund

Small Company Growth Fund






                          Provident Investment Counsel
                         Investing in growth since 1951

3 President's Letter

4 Our Philosophy

5 Performance Update/Portfolio Review

6 Interview with Management

9 Performance Comparison

THE FUNDS'

10 Statements of Assets and Liabilities

11 Statements of Operations

12 Statements of Changes in Net Assets

14 Financial Highlights

16 Notes to Financial Statements

19 Independent Auditor's Report

THE PORTFOLIOS'

20 Statements of Net Assets

35 Statements of Operations

36 Statements of Changes in Net Assets

38 Selected Ratio Data

40 Notes to Financial Statements

43 Independent Auditor's Report

Items of Interest

+ The Growth style of investment management appears to have resumed a leadership role. Over the past year, investors have returned their focus to companies with the most visible prospects for growth, and Provident portfolios have been rewarded.

+ Technology, retail, and health care stocks have led the Provident Funds' performance during the past year.

Dear Shareholder,


     This past year has been a volatile one, especially for shares of small companies. While we recognize that small company shares experienced some turbulence during 1998, we are confident in the prospects for small companies in the near future. We feel the fundamentals of our small company holdings remain very compelling, and are well positioned for 1999.

     The volatility in small company shares in particular is not unprecedented, and has created some compelling valuations relative to other investment categories. In fact, comparison of small stock price to earnings ratios (P/Es) relative to the broad market P/Es as measured by the S&P 500 Index are near levels not seen in 20 years. Investors have begun to recognize these compelling valuations, and we are pleased with the positive returns in late October, November, and December.

     We are fully aware that volatility is a normal and expected occurrence with bond and stock investing. During any period of unusual volatility, our focus remains on identifying those companies with the brightest prospects for future growth. This focus and our long-term view have served us well over many years.

     Please visit our web site for market updates and portfolio information at www.provnet.com. We appreciate your continued confidence in Provident Investment Counsel and look forward to helping you reach your investment goals.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust

December 24, 1998

Our Philosophy

+  Focused, fundamental research, properly controlled, adds value.

+ Sustainable earnings growth is the most important contributor to long-term stock appreciation.

+ Emphasis on strong financial characteristics ensures focus on growth and quality.

+ Investment style consistency is critical to superior long-term investment results.

Performance Update/Portfolio Review
Growth Fund

Average annualized total returns for the period ending 10/31/98:

      1 Year        3 Year         5 year         Since Inception 6/11/92
      ------        ------         ------         -----------------------
     +19.60%        +19.92%        +16.20%                +15.12%

Sector Weightings

Healthcare/Medical       30.2%
Technology               13.8
Retail                   20.6
Financial                14.7
Cash Equivalents          9.6
Other                    13.3

Top 10 Stock Holdings:

1.       Warner Lambert                     8.0%
2.       Pfizer Inc.                        6.1%
3.       MCI Worldcom                       5.8%
4.       Microsoft                          5.8%
5.       Schering Plough                    5.7%
6.       Tyco International                 4.9%
7.       Safeway                            3.8%
8.       Federal Natl Mtg.                  3.6%
9.       Medtronic                          3.6%
10.      Elan                               3.1%

Small Company Growth Fund

Average annualized total returns for the period ending 10/31/98:

      1 Year        3 Year         5 year         Since Inception 6/28/96
      ------        ------         ------         -----------------------
     -18.16%          N/A            N/A                   -8.55%

Sector Weightings

Healthcare/Medical       18.5%
Consumer Non-Durables     9.5
Industrials              13.8
Technology               32.1
Retail                   10.2
Other                    15.9

Top 10 Stock Holdings:

1.       Dollar Tree Stores                 4.3%
2.       Apollo Group                       2.6%
3.       Nova Corp.                         2.3%
4.       CSG Systems International          2.2%
5.       Fiserv                             2.1%
6.       Vitesse Semiconductor              1.6%
7.       TMP Worldwide                      1.6%
8.       Renal Care Group                   1.5%
9.       99 Cents Only Stores               1.4%
10.      Orthodontic Centers of America     1.4%

Interview with Provident Managers

What industry sectors performed positively for the various funds' equity holdings?

GROWTH FUND
   + Healthcare
   + Retail
   + Technology

SMALL COMPANY
   + Retail
   + Commercial Services
   + Electronic Technology

Q IN RECENT YEARS INDEX FUNDS, SPECIFICALLY INDEX FUNDS MANAGED TO REPLICATE THE S&P 500 INDEX, HAVE OUTPERFORMED ACTIVE MANAGERS. SO FAR IN 1998 PROVIDENT'S GROWTH FUND HAS REVERSED THIS TREND. WHAT HAS HAPPENED?

A We believe that the tides have changed and the focus has shifted back to active management, to managers offering research-driven stock selection. Financial markets always offer opportunity; let us not forget that money is made by time spent in the market not by timing the market. It is now a challenge of the research process to identify where opportunities exist. Specifically, if you look at the S&P 500 Index, dominated by 20 holdings, it was up 160% for the five years ending June 30th. These were clearly outstanding returns, but moving forward the index looks vulnerable to us. Don't misunderstand, there are some great companies in the index, companies that we own. Our point is that the "blanket" approach to owning it all may not be the right one; selection should be the key to superior returns moving forward. The earnings that drove the performance of the entire index have been deteriorating--not a big surprise, as the revenue growth supporting the earnings were anemic at best. The earnings gains by many of these companies in the index came as a result of corporate restructuring, cost cutting, etc., and not from actual revenue growth. Absent sustainable revenue growth, we believe the ability for a company to deliver predictable and consistent earnings growth will be compromised. Obviously the market agrees with this analysis, as it continues to reward those companies with "quality" earnings and viciously goes after those companies whose earnings are in question. Even through the darkest days of the past weeks when markets trended downward, the companies that bounced back the fastest were the ones that had the earnings.

Q DESCRIBE THE RESEARCH PROCESS AS IT RELATES TO THE FUND'S EQUITY HOLDINGS. WHAT IS IT ABOUT YOUR RESEARCH PROCESS THAT ALLOWS YOU TO FERRET OUT THESE COMPANIES AND OUTPERFORM THE OVERALL MARKET?

A We look for companies that have demonstrated an ability to grow both revenues and earnings at significantly higher rates than the averages for the broad market. In addition, we tend to gravitate towards companies that have a high return on equity, pretax margins and reinvestment rates significantly higher than the average company. We will normally meet personally with company managements to understand other issues, such as the proprietary nature of their products (i.e., do they control their own destiny), significant management ownership of the stock, and strong plans, goals, and controls to ensure the past rates of change will continue or increase in the future. To give you an idea of how extensive our research process is for a firm our size, in 1998 alone we have met with 447 analysts and 408 management teams. We have sixteen individuals who are exclusively dedicated to the research process. All but one are generalists.

Q WHAT ARE SOME OF THE INVESTMENT THEMES THAT ARE AFFECTING THE FUND'S HOLDINGS AND MAY CONTINUE TO DO SO IN THE NEAR FUTURE?

A We see several broad themes that may affect our portfolio holdings positively as follows:

     + The strength of the American consumer today is amazing with lower inflation, interest rates and unemployment at generational lows. Many of our retail holdings stand to benefit in this environment.

     + The "graying of America" and aging "baby boom" generation has increased the demand significantly for healthcare. Our holdings in medical device manufacturers and drug producers have solid growth prospects.

     + Productivity enhancement is vital for companies in an environment where technology can increase efficiency and therefore profits. Holdings in high quality technology firms and some outsourcing concerns have strong growth prospects.

These are only a few of the broad themes that may drive the growth of the economy in the near future. In addition to generally strong growth prospects, we look for those companies that have high quality, shareholder-oriented management which may lead to strong performance in any environment.

Q    WHAT IS THE OUTLOOK FOR THE FUNDS' PORTFOLIOS AND THE BROAD MARKET?

A As we have discussed in prior communications, there is evidence now of the potential for a general profits recession for many of the companies that make up the S&P 500 Index, a broad measure of the overall markets. During the last few years, the S&P 500 Index companies on average have been able to generate profit growth above 15% with sales/revenue growth of only 4%. Revenue growth on average continues at or below these levels in 1998 and projected 1999, and it appears to be taking a toll on recent profit reports. We expect the Provident Funds' portfolios to benefit due to our holdings' ability to generate consistent visible earnings AND revenue growth in the future.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN PROVIDENT INVESTMENT COUNSEL GROWTH FUND AND THE S & P 500 INDEX.

                             Provident Investment
                             Counsel Growth Fund         S & P 500 Index
                             -------------------         ---------------
            07/31/92               $10,000                   $10,000
            10/31/92               $10,810                   $10,300
            04/30/93               $10,349                   $11,000
            10/31/93               $11,610                   $11,900
            04/30/94               $10,950                   $11,600
            10/31/94               $11,710                   $12,400
            04/30/95               $11,710                   $13,600
            10/31/95               $14,263                   $15,600
            04/30/96               $14,883                   $17,800
            10/31/96               $16,265                   $19,400
            04/30/97               $17,524                   $22,216
            10/31/97               $20,565                   $26,687
            04/30/98               $24,401                   $31,345
            10/31/98               $24,595                   $31,213


             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
           PROVIDENT INVESTMENT COUNSEL SMALL COMPANY GROWTH FUND AND
                         THE RUSSELL 2000 GROWTH INDEX.


                        Provident Investment Counsel       Russell 2000
                         Small Company Growth Fund         Growth Index
                         -------------------------         ------------
            28-Aug-96              $10,000                   $10,000
            31-Oct-96              $ 9,480                   $ 9,487
            30-Apr-97              $ 7,820                   $ 8,795
            31-Oct-97              $ 9,910                   $11,494
            30-Apr-98              $10,910                   $12,639
            31-Oct-98              $ 8,110                   $ 9,674

PROVIDENT INVESTMENT COUNSEL                 STATEMENTS OF ASSET AND LIABILITIES
MUTUAL FUNDS                                 AS OF OCTOBER 31, 1998

                                                    Growth         Small Company
ASSETS                                               Fund           Growth Fund
--------------------------------------------------------------------------------
Investment in Portfolios, at value               $132,360,508       $29,759,564
Receivables:
   Fund shares sold                                    26,418             3,000
   Investments sold in Portfolios                      52,594            35,118
   From Provident Investment
      Counsel, Inc. (Note 3)                          108,059            12,109
Prepaid expenses                                       12,053               112
                                                 ------------       -----------
Total assets                                      132,559,632        29,809,903
                                                 ============       ===========
LIABILITIES
--------------------------------------------------------------------------------
Payables:
   Fund shares redeemed                                52,594            35,118
   For investments purchased in Portfolios             26,427             3,000
Deferred Trustees' compensation (Note 3)               10,147             7,674
Accrued expenses                                       62,795            26,561
                                                 ------------       -----------
Total liabilities                                     151,963            72,353
                                                 ============       ===========
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 7,459,510, and 3,668,675
 shares of beneficial interest outstanding,
 respectively                                    $132,407,669       $29,737,550
                                                 ============       ===========

NET ASSET VALUE PER SHARE                        $      17.75       $      8.11
                                                 ============       ===========
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                  $ 87,639,310       $32,517,303
Accumulated net investment loss                       (32,419)          (11,537)
Accumulated net realized gain (loss)
 on investments                                     9,487,106        (4,679,346)
Net unrealized appreciation on investments         35,313,672         1,911,130
                                                 ------------       -----------
NET ASSETS                                       $132,407,669       $29,737,550
                                                 ------------       -----------

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL                            STATEMENTS OF OPERATIONS
MUTUAL FUNDS                                            AS OF OCTOBER 31, 1998

                                                    Growth         Small Company
INVESTMENT INCOME                                    Fund           Growth Fund
--------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIOS              $   (407,199)      $  (238,565)
                                                 ============       ===========
EXPENSES:
   Administration fees (Note 3)                       270,010            85,124
   Trustees' fees                                       1,000             2,500
   Audit fee                                           12,300            10,300
   Legal fee                                            9,501             4,500
   Transfer agent's fee                               120,439            30,499
   Custody and accounting services fee                  6,001             6,001
   Reports to shareholders                             13,000             5,001
   Registration fees                                   51,283            23,870
   Miscellaneous                                       14,001             5,034
                                                 ------------       -----------

   Total expenses                                     497,535           172,829
   Less, reimbursement/waiver by
    Provident Investment Counsel, Inc.
    (Note 3)                                         (178,773)          (15,053)
                                                 ------------       -----------
   Net expenses                                       318,762           157,776
                                                 ============       ===========

NET INVESTMENT LOSS                                  (725,961)         (396,341)
                                                 ============       ===========
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss) on investments          9,563,770        (2,219,078)
   Unrealized appreciation (depreciation)
      on investments                               14,964,547        (4,097,915)
                                                 ------------       -----------
NET GAIN (LOSS) ON INVESTMENTS                     24,528,317        (6,316,993)
                                                 ============       ===========
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                  $ 23,802,356       ($6,713,334)
                                                 ------------       -----------

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL                 STATEMENTS OF CHANGES IN NET ASSETS
MUTUAL FUNDS                                 AS OF OCTOBER 31, 1998

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

FROM OPERATIONS:
--------------------------------------------------------------------------------
Net investment loss
Net realized gain (loss) on investments
Unrealized appreciation (depreciation) on investments

Net increase (decrease) in net assets resulting from operations

DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Purchases of 4,057,730, 939,090, 3,336,041 and 3,218,198 shares, respectively
Reinvestment of 916,270, 912,467, 0, and 0 shares, respectively
Redemptions of 1,924,166, 4,585,554, 2,795,508, and 636,830 shares, respectively

Net increase (decrease) in net assets resulting from share transactions


TOTAL INCREASE (DECREASE) IN NET ASSETS

NET ASSETS:
Beginning of year

End of year


See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL
MUTUAL FUNDS

                            Growth                        Small Company
                             Fund                          Growth Fund
                  --------------------------------------------------------------
                     Year             Year             Year            Year
                     ended            ended            ended           ended
                  Oct. 31, 1998   Oct. 31, 1997    Oct. 31, 1998   Oct. 31, 1997
                  --------------------------------------------------------------
                  $   (725,961)   $   (391,124)    $   (396,341)   $  (216,349)
                     9,563,770      32,173,750       (2,219,078)    (1,960,254)

                    14,964,547      (7,723,822)      (4,097,915)     5,591,606
                  ------------    ------------     ------------    -----------
                    23,802,356      24,058,804       (6,713,334)     3,415,003
                  ============    ============     ============    ===========

                   (14,604,225)    (13,410,970)              --             --
                  ============    ============     ============    ===========

                    63,028,132      15,132,320       31,788,999     28,742,445

                    13,890,657      13,369,645               --             --

                   (33,710,059)    (75,233,871)     (26,351,862)    (6,327,278)
                  ------------    ------------     ------------    -----------

                    43,208,730     (46,731,906)       5,437,137     22,415,167
                  ============    ============     ============    ===========

                    52,406,861     (36,084,072)      (1,276,197)    25,830,170
                  ============    ============     ============    ===========


                    80,000,808     116,084,880       31,013,747      5,183,577
                  ------------    ------------     ------------    -----------
                  $132,407,669    $ 80,000,808     $ 29,737,550    $31,013,747
                  ------------    ------------     ------------    -----------

PROVIDENT INVESTMENT COUNSEL                 FINANCIAL HIGHLIGHTS
MUTUAL FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           GROWTH FUND
                                                      Year ended October 31,
                                                      ----------------------
                                         1998      1997       1996       1995       1994
                                         ----      ----       ----       ----       ----
Net asset value, beginning of year     $ 18.14    $16.25    $ 14.25    $ 11.70    $ 11.60
                                       -------    ------    -------    -------    -------
Income from investment operations:
 Net investment loss                     (0.06)    (0.15)     (0.06)     (0.02)      0.00
 Net realized and unrealized gain
  on investments                          3.04      3.98       2.06       2.57       0.10
                                       -------    ------    -------    -------    -------
Total from investment operations          2.98      3.83       2.00       2.55       0.10
Less distributions to shareholders:
 From net realized gains                 (3.37)    (1.94)      0.00       0.00       0.00
                                       -------    ------    -------    -------    -------

Net asset value, end of year           $ 17.75    $18.14    $ 16.25    $ 14.25    $ 11.70
                                       =======    ======    =======    =======    =======

Total return                             19.60%    26.44%     14.04%     21.79%      0.86%
                                       =======    ======    =======    =======    =======
Ratios/supplemental data:
Net assets, end of year (millions)     $ 132.4    $ 80.0    $ 116.1    $ 131.1    $ 102.3
                                       -------    ------    -------    -------    -------
Ratios to average net assets:+
 Expenses                                 1.25%*    1.25%*     1.25%*     1.25%*     1.25%*
 Net investment loss                     (0.57%)   (0.38%)    (0.28%)    (0.17%)      N/A
                                       -------    ------    -------    -------    -------

* Includes the Fund's share of expenses, net of expense reimbursements, allocated from PIC Growth Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Growth Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.39%, 1.35%, 1.30%, 1.30%, and 1.53%, respectively.

+  Net of expense reimbursements.

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL                 FINANCIAL HIGHLIGHTS, CONTINUED
MUTUAL FUNDS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                        Year           Year       June 28, 1996*
                                        ended          ended         through
                                    Oct. 31, 1998  Oct. 31, 1997  Oct. 31, 1996
--------------------------------------------------------------------------------
Net asset value, beginning of period   $  9.91        $ 9.48         $10.00
                                       -------        ------         ------
Income from investment operations:
 Net investment loss                     (0.10)        (0.05)         (0.03)
 Net realized and unrealized gain
 (loss) on investments                   (1.70)         0.48          (0.49)
                                       -------        ------         ------
Total from investment operations         (1.80)         0.43          (0.52)
                                       -------        ------         ------
Net asset value, end of period         $  8.11        $ 9.91         $ 9.48
                                       =======        ======         ======

Total return                            (18.16%)        4.54%         (5.20%)++
                                       =======        ======         ======
Ratios/supplemental data:
Net assets, end of period (millions)   $ 29.7         $ 31.0         $  5.2
                                       ------         ------         ------
Ratios to average net assets:+
 Expenses                                1.45%#         1.45%#         1.43%#++
 Net investment loss                    (1.13%)        (0.96%)        (0.91%)++

*  Commencement of operations.

# Includes the Fund's share of expenses, net of expense reimbursements, allocated from PIC Small Cap Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and PIC Small Cap Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.49%, 1.61%, and 4.03%, respectively.

+  Net of expense reimbursements.

++ Not annualized.

++ Annualized.

See Notes to Financial Statements.

PROVIDENT INVESTMENT COUNSEL                       NOTES TO FINANCIAL STATEMENTS
MUTUAL FUNDS

1 - ORGANIZATION
--------------------------------------------------------------------------------
     PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers seven separate series: Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Growth Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Small Company Growth Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, Provident Investment Counsel Small Cap Growth Fund, and Provident Investment Counsel Pinnacle Mid Cap Fund, (each a "Fund" and collectively the "Funds") formerly PIC Pinnacle Balanced Fund, PIC Growth Fund, PIC Pinnacle Growth Fund, PIC Small Company Growth Fund, PIC Pinnacle Small Company Growth Fund and PIC Small Cap Growth Fund, respectively. The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Pinnacle Balanced Fund, Provident Investment Counsel Pinnacle Growth Fund, Provident Investment Counsel Pinnacle Mid Cap Fund, Provident Investment Counsel Pinnacle Small Company Growth Fund, and the Provident Investment Counsel Small Cap Growth Fund are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolio, daily on their investment in the Portfolio. All net investment income and realized and unrealized gains or losses on

PROVIDENT INVESTMENT COUNSEL                       NOTES TO FINANCIAL STATEMENTS
MUTUAL FUNDS                                       CONTINUED

   investments of the Portfolio are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
     The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds

     PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

     Growth Fund                   1.25%
     Small Company Growth Fund     1.45%

     The percentages are based on the Funds' average daily net assets. Fees waived and expenses reimbursed by PIC for the year ended October 31, 1998, were as follows:

                                    Waived         Reimbursed
                                     Fees           Expenses
                                     ----           --------
     Growth Fund                   $178,773            --
     Small Company Growth Fund       15,053            --

     ICA receives an annual fee for its services of $15,000 from each of the Funds.

PROVIDENT INVESTMENT COUNSEL                       NOTES TO FINANCIAL STATEMENTS
MUTUAL FUNDS                                       CONTINUED

     First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of ICA.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4   INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
     Additions and reductions in the investments in the respective Portfolios for the year ended October 31, 1998 were as follows:

                                   Additions         Reductions
                                   ---------         ----------
     Growth Fund                  $63,039,142       $34,791,149
     Small Company Growth Fund     31,790,173        26,508,670

     At October 31, 1998, Small Company Growth Fund had tax basis capital losses of $4,600,000 which may be carried over to offset future capital gains. Such losses expire October 31, 2004-2006.

     As of October 31, 1998 the Funds owned the following percentages of the Portfolios listed below:

     Growth Fund                   97.2% of PIC Growth Portfolio
     Small Company Growth Fund     17.1% of PIC Small Cap Portfolio

PROVIDENT INVESTMENT COUNSEL                        INDEPENDENT AUDITOR'S REPORT
MUTUAL FUNDS

To the Board of Trustees of
   PIC Investment Trust
   and the Shareholders of:
     Provident Investment Counsel Growth Fund
     Provident Investment Counsel Small Company Growth Fund

We have audited the accompanying statements of assets and liabilities as of October 31, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated of Provident Investment Counsel Growth Fund and Provident Investment Counsel Small Company Growth Fund. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Provident Investment Counsel Growth Fund and Provident Investment Counsel Small Company Growth Fund as of October 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                                   McGladrey & Pullen, LLP

New York, New York
December 3, 1998

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES - 92.6%                  Shares        Value       Net Assets
================================================================================
BIOTECHNOLOGY - 3.1%
--------------------------------------------------------------------------------
ELAN CORPORATION, PLC ADR*                 59,157     $4,144,687        3.1%
================================================================================
BROADCASTING - 1.5%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*        43,900      2,000,194        1.5%
================================================================================
BUILDING MATERIALS CHAINS - 3.3%
--------------------------------------------------------------------------------
LOWE'S COMPANIES, INC.                     86,600      2,917,337        2.1%
THE HOME DEPOT, INC.                       39,300      1,709,550        1.2%
--------------------------------------------------------------------------------
   TOTAL BUILDING MATERIALS CHAINS                     4,626,887        3.3%
================================================================================
CELLULAR TELEPHONE - 1.0%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*             22,900      1,282,400        1.0%
================================================================================
COMPUTER SOFTWARE - 6.7%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                        25,900      1,244,819        0.9%
MICROSOFT CORPORATION*                     74,312      7,867,783        5.8%
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                             9,112,602        6.7%
================================================================================
DEPARTMENT STORES - 2.7%
--------------------------------------------------------------------------------
KOHL'S CORPORATION*                        75,558      3,612,617        2.7%
================================================================================
DISCOUNT STORES - 4.2%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.*                    46,000      2,610,500        1.9%
DOLLAR GENERAL CORPORATION                131,822      3,147,250        2.3%
--------------------------------------------------------------------------------
   TOTAL DISCOUNT STORES                               5,757,750        4.2%
================================================================================
DIVERSIFIED COMMERCIAL SERVICES - 2.5%
--------------------------------------------------------------------------------
PAYCHEX, INC.                              69,826      3,473,844        2.5%
================================================================================
DIVERSIFIED MANUFACTURER - 4.9%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                   106,580      6,601,299        4.9%


See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED               Shares        Value       Net Assets
================================================================================
DRUG STORE CHAINS - 2.4%
--------------------------------------------------------------------------------
CVS CORPORATION                            71,000   $  3,243,813        2.4%
================================================================================
EDP SERVICES - 1.7%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                  17,000      1,322,813        0.9%
COMPUTER SCIENCES CORPORATION*             20,900      1,102,475        0.8%
--------------------------------------------------------------------------------
   TOTAL EDP SERVICES                                  2,425,288        1.7%
================================================================================
ELECTRONIC DATA PROCESSING - 1.2%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                 23,700      1,555,312        1.2%
================================================================================
FINANCE COMPANIES - 7.6%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION       20,530      1,447,365        1.1%
FANNIE MAE                                 69,719      4,936,977        3.6%
FREDDIE MAC                                12,500        718,750        0.5%
MBNA CORPORATION                          142,216      3,244,302        2.4%
--------------------------------------------------------------------------------
   TOTAL FINANCE COMPANIES                            10,347,394        7.6%
================================================================================
FINANCIAL PUBLISHING/SERVICES - 1.7%
--------------------------------------------------------------------------------
SUNGARD DATA SYSTEMS INC.*                 68,800      2,322,000        1.7%
================================================================================
FOOD CHAINS - 5.9%
--------------------------------------------------------------------------------
KROGER CO.                                 51,700      2,869,350        2.1%
SAFEWAY INC.*                             108,950      5,209,172        3.8%
--------------------------------------------------------------------------------
   TOTAL FOOD CHAINS                                   8,078,522        5.9%
================================================================================
HOSPITAL/NURSING MANAGEMENT - 1.2%
--------------------------------------------------------------------------------
HEALTH MANAGEMENT ASSOCIATES, INC.,
   CLASS A*                                89,550      1,595,109        1.2%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED               Shares        Value       Net Assets
================================================================================
MAJOR PHARMACEUTICALS - 21.2%
--------------------------------------------------------------------------------
AMERICAN HOME PRODUCTS CORPORATION          40,400    $ 1,969,500        1.4%
PFIZER, INC.                                76,684      8,229,152        6.1%
SCHERING-PLOUGH CORPORATION                 75,900      7,808,212        5.7%
WARNER-LAMBERT COMPANY                     138,800     10,878,450        8.0%
--------------------------------------------------------------------------------
   TOTAL MAJOR PHARMACEUTICALS                         28,885,314       21.2%
================================================================================
MAJOR U.S. TELECOMMUNICATIONS - 5.8%
--------------------------------------------------------------------------------
MCI WORLDCOM, INC.*                        142,650      7,881,412        5.8%
================================================================================
MEDICAL ELECTRONICS - 3.6%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                             74,904      4,868,760        3.6%
================================================================================
MEDICAL/DENTAL DISTRIBUTORS - 1.2%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                       17,700      1,673,756        1.2%
================================================================================
MISCELLANEOUS - 1.8%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                       19,800      2,515,838        1.8%
================================================================================
MULTILINE INSURANCE - 2.8%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.          44,952      3,832,158        2.8%
================================================================================
OTHER SPECIALTY STORES - 1.9%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                     77,600      2,138,850        1.5%
STAPLES, INC.*                              16,800        548,100        0.4%
--------------------------------------------------------------------------------
   TOTAL OTHER SPECIALTY STORES                         2,686,950        1.9%
================================================================================
PACKAGE GOODS/COSMETICS - 1.2%
--------------------------------------------------------------------------------
COLGATE-PALMOLIVE COMPANY                    18,300      1,617,262        1.2%
================================================================================
TELECOMMUNICATIONS EQUIPMENT - 1.5%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                    25,100      2,012,706        1.5%
--------------------------------------------------------------------------------
   TOTAL EQUITY SECURITIES (COST $90,210,913)         126,153,874       92.6%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
SHORT-TERM INVESTMENTS - 7.4%              Amount        Value       Net Assets
================================================================================
FORD MOTOR CREDIT COMPANY
--------------------------------------------------------------------------------
 5.09151%, 11/20/98                     $10,000,000   $10,000,000        7.4%
--------------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENTS (COST $10,000,000)     10,000,000        7.4%
================================================================================
MONEY MARKET FUNDS - 2.2%                   Shares          Value
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.TEMP FUND    1,458,514      1,458,514        1.1%
TEMPORARY INVESTMENT FUND INC.TEMP CASH    1,458,514      1,458,514        1.1%
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUNDS (COST $2,917,028)             2,917,028        2.2%
   TOTAL INVESTMENTS (COST $103,127,941)                139,070,902      102.2%
================================================================================
OTHER ASSETS - 0.1%
--------------------------------------------------------------------------------
RECEIVABLES:
   DIVIDENDS AND INTEREST                                     74,350
   SHARES OF BENEFICIAL INTEREST SOLD                         26,419
OTHER ASSETS                                                  23,317
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                  124,086
================================================================================
TOTAL ASSETS                                             139,194,988     102.3%
================================================================================
LIABILITIES - (2.3%)
--------------------------------------------------------------------------------
PAYABLES:
   INVESTMENT SECURITIES PURCHASED                         2,895,730
   SHARES OF BENEFICIAL INTEREST REDEEMED                     52,594
   TO ADVISOR (NOTE 3)                                        88,709
   DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                   22,897
ACCRUED EXPENSES                                              52,735
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 3,112,665
================================================================================
TOTAL NET ASSETS - 100.0%                               $136,082,323     100.0%

* Non-income producing security.

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES - 94.8%                   Shares       Value       Net Assets
================================================================================
ADVERTISING - 2.2%
--------------------------------------------------------------------------------
LAMAR ADVERTISING COMPANY, CLASS A*         31,600     $  986,513        0.6%
TMP WORLDWIDE INC.*                         94,020      2,820,600        1.6%
--------------------------------------------------------------------------------
   TOTAL ADVERTISING                                    3,807,113        2.2%
================================================================================
AEROSPACE  0.5%
--------------------------------------------------------------------------------
ORBITAL SCIENCES CORPORATION*               16,500        544,500        0.3%
TRISTAR AEROSPACE CO.*                      25,000        256,250        0.2%
--------------------------------------------------------------------------------
   TOTAL AEROSPACE                                        800,750        0.5%
================================================================================
AIRLINES - 0.3%
--------------------------------------------------------------------------------
RYANAIR HOLDINGS PLC ADR*                   19,670        577,806        0.3%
================================================================================
ALCOHOLIC BEVERAGES - 0.6%
--------------------------------------------------------------------------------
BERINGER WINE ESTATES HOLDINGS, INC.*       21,300        966,487        0.6%
================================================================================
APPAREL - 0.7%
--------------------------------------------------------------------------------
NOVEL DENIM HOLDINGS LIMITED*               76,940      1,173,335        0.7%
================================================================================
AUTO PARTS: O.E.M. - 0.9%
--------------------------------------------------------------------------------
GENTEX CORPORATION*                        101,000      1,483,438        0.9%
================================================================================
AUTOMOTIVE AFTERMARKET - 0.4%
--------------------------------------------------------------------------------
KEYSTONE AUTOMOTIVE INDUSTRIES, INC.*       36,770        687,139        0.4%
================================================================================
BIOTECHNOLOGY - 1.5%
--------------------------------------------------------------------------------
IDEXX LABORATORIES, INC.*                   22,300        508,719        0.3%
INCYTE PHARMACEUTICALS, INC.*               14,600        445,300        0.3%
MEDIMMUNE, INC.*                            24,500      1,647,625        0.9%
--------------------------------------------------------------------------------
   TOTAL BIOTECHNOLOGY                                  2,601,644        1.5%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
BROADCASTING - 1.0%
--------------------------------------------------------------------------------
CITADEL COMMUNICATIONS CORPORATION*         25,200     $  516,600        0.3%
HEFTEL BROADCAST*                           30,300      1,246,088        0.7%
--------------------------------------------------------------------------------
   TOTAL BROADCASTING                                   1,762,688        1.0%
================================================================================
CLOTHING/SHOE/ACCESSORY STORES - 1.1%
--------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO.*                     7,440        295,275        0.2%
JUST FOR FEET, INC.*                        15,800        267,613        0.2%
PACIFIC SUNWEAR OF CALIFORNIA, INC.*        59,225      1,280,741        0.7%
--------------------------------------------------------------------------------
   TOTAL CLOTHING/SHOE/ACCESSORY STORES                 1,843,629        1.1%
================================================================================
COMPUTER SOFTWARE - 11.1%
--------------------------------------------------------------------------------
AVANT! CORPORATION*                         10,000        170,625        0.1%
AXENT TECHNOLOGIES, INC.*                   80,430      2,020,804        1.2%
BUSINESS OBJECTS S.A.ADR*                  110,500      1,857,781        1.1%
CHECK POINT SOFTWARE TECHNOLOGIES LTD.*     74,700      1,699,425        1.0%
DOCUMENTUM, INC.*                           14,700        499,800        0.3%
HNC SOFTWARE INC.*                          37,560      1,262,955        0.7%
LEGATO SYSTEMS, INC.*                       16,100        629,913        0.4%
MERCURY INTERACTIVE CORPORATION*            41,000      1,701,500        1.0%
NATIONAL INSTRUMENTS CORPORATION*           23,000        629,625        0.4%
NEW ERA OF NETWORKS, INC.*                   5,000        233,473        0.1%
PEREGRINE SYSTEMS, INC.*                    47,500      1,656,563        0.9%
RWD TECHNOLOGIES, INC.*                     27,460        518,308        0.3%
SAVILLE SYSTEMS PLC ADR*                    37,600        634,500        0.4%
SIEBEL SYSTEMS, INC.*                       33,440        683,430        0.4%
SOFTWARE AG SYSTEMS, INC.*                  64,970        974,550        0.6%
TRANSACTION SYSTEMS ARCHITECTS, INC.,
 CLASS A*                                   41,310      1,491,032        0.8%
TSI INTERNATIONAL SOFTWARE LTD.*            12,300        385,913        0.2%
VERITAS SOFTWARE CORPORATION*               19,050        954,881        0.5%
WIND RIVER SYSTEMS, INC.*                   27,870      1,221,054        0.7%
--------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                             19,226,132       11.1%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
DISCOUNT STORES - 5.8%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                  195,580   $  7,542,054        4.3%
FRED'S, INC.                                15,900        207,694        0.1%
99 CENTS ONLY STORES*                       52,000      2,405,000        1.4%
--------------------------------------------------------------------------------
   TOTAL DISCOUNT STORES                               10,154,748        5.8%
================================================================================
DIVERSIFIED COMMERCIAL SERVICES - 11.1%
--------------------------------------------------------------------------------
ABACUS DIRECT CORPORATION*                   8,400        409,500        0.2%
IRON MOUNTAIN INCORPORATED*                 25,350        774,759        0.5%
LASON, INC.*                                40,680      2,227,230        1.3%
MODIS PROFESSIONAL SERVICES, INC.*          23,538        414,857        0.2%
NCO GROUP, INC.*                            56,235      1,771,403        1.0%
NOVA CORPORATION*                          138,736      4,006,002        2.3%
ON ASSIGNMENT, INC.*                        40,500      1,377,000        0.8%
PERSONNEL GROUP OF AMERICA, INC.*           78,280      1,213,340        0.7%
ROMAC INTERNATIONAL, INC.*                  65,190      1,140,825        0.7%
STAFFMARK, INC.*                            34,310        602,569        0.3%
SYLVAN LEARNING SYSTEMS, INC.*              69,450      2,144,269        1.2%
THE PROFIT RECOVERY GROUP
 INTERNATIONAL, INC.*                       74,100      2,273,944        1.3%
WACKENHUT CORRECTIONS CORPORATION*          39,400        967,762        0.6%
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED COMMERCIAL SERVICES               19,323,460       11.1%
================================================================================
DIVERSIFIED ELECTRONIC PRODUCTS - 0.6%
--------------------------------------------------------------------------------
NICE SYSTEMS LTD. ADR*                      20,800        395,200        0.2%
UNIPHASE CORPORATION*                       14,500        717,750        0.4%
--------------------------------------------------------------------------------
   TOTAL DIVERSIFIED ELECTRONIC PRODUCTS                1,112,950        0.6%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
EDP PERIPHERALS - 1.9%
--------------------------------------------------------------------------------
ELECTRONICS FOR IMAGING, INC.*              89,700   $  2,158,406        1.3%
NATIONAL COMPUTER SYSTEMS, INC.              8,300        232,400        0.1%
PINNACLE SYSTEMS, INC.*                     15,000        510,000        0.3%
PREMISYS COMMUNICATIONS, INC.*              35,000        369,688        0.2%
--------------------------------------------------------------------------------
   TOTAL EDP PERIPHERALS                                3,270,494        1.9%
================================================================================
EDP SERVICES - 7.2%
--------------------------------------------------------------------------------
BEA SYSTEMS, INC.*                          20,000        391,875        0.2%
CSG SYSTEMS INTERNATIONAL, INC.*            69,838      3,806,171        2.2%
ECSOFT GROUP PLC ADR*                        6,000        132,000        0.1%
FISERV, INC.*                               78,950      3,671,175        2.1%
FORRESTER RESEARCH, INC.*                   28,420        916,545        0.5%
INTELLIGROUP, INC.*                         30,150        520,088        0.3%
INTERNATIONAL NETWORK SERVICES*             17,950        762,875        0.4%
PEGASUS SYSTEMS, INC.*                      60,300      1,047,713        0.6%
POLICY MANAGEMENT SYSTEMS CORPORATION*      18,600        845,138        0.5%
THE BISYS GROUP, INC.*                      10,500        459,375        0.3%
--------------------------------------------------------------------------------
   TOTAL EDP SERVICES                                  12,552,955        7.2%
================================================================================
ELECTRONIC COMPONENTS - 1.0%
--------------------------------------------------------------------------------
DSP COMMUNICATIONS, INC.*                   48,000        471,000        0.3%
SANMINA CORPORATION*                        28,400      1,164,400        0.7%
--------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS                          1,635,400        1.0%
================================================================================
ENGINEERING AND CONSTRUCTION - 0.4%
--------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.*                     20,000        701,250        0.4%
================================================================================
ENVIRONMENTAL SERVICES - 1.6%
--------------------------------------------------------------------------------
ALLIED WASTE INDUSTRIES, INC.*              31,774        687,113        0.4%
CASELLA WASTE SYSTEMS, INC., CLASS A*       45,370      1,338,415        0.8%
U S LIQUIDS INC.*                           46,700        706,337        0.4%
--------------------------------------------------------------------------------
   TOTAL ENVIRONMENTAL SERVICES                         2,731,865        1.6%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
FINANCE COMPANIES - 0.9%
--------------------------------------------------------------------------------
HEALTHCARE FINANCIAL PARTNERS, INC.*        43,900     $1,344,437        0.8%
METRIS COMPANIES INC.                        5,200        170,950        0.1%
--------------------------------------------------------------------------------
   TOTAL FINANCE COMPANIES                              1,515,387        0.9%
================================================================================
GENERIC DRUGS - 0.2%
--------------------------------------------------------------------------------
ALPHARMA INC., CLASS A                      13,000        359,937        0.2%
================================================================================
HOMEBUILDING - 1.5%
--------------------------------------------------------------------------------
FAIRFIELD COMMUNITIES, INC.*               145,020      1,423,009        0.8%
PALM HARBOR HOMES, INC.*                    46,048      1,162,712        0.7%
--------------------------------------------------------------------------------
   TOTAL HOMEBUILDING                                   2,585,721        1.5%
================================================================================
HOSPITAL/NURSING MANAGEMENT - 0.6%
--------------------------------------------------------------------------------
PROVINCE HEALTHCARE COMPANY*                37,500        979,687        0.6%
================================================================================
INSURANCE BROKERS/SERVICES - 0.9%
--------------------------------------------------------------------------------
CLARK/BARDES HOLDINGS, INC.*                30,500        305,000        0.2%
MUTUAL RISK MANAGEMENT LTD.                 34,900      1,180,056        0.7%
--------------------------------------------------------------------------------
   TOTAL INSURANCE BROKERS/SERVICES                     1,485,056        0.9%
================================================================================
LIFE INSURANCE - 0.1%
--------------------------------------------------------------------------------
ANNUITY AND LIFE Re (HOLDINGS), LTD.         8,000        187,000        0.1%
================================================================================
MAJOR PHARMACEUTICALS - 0.6%
--------------------------------------------------------------------------------
SHIRE PHARMACEUTICALS GROUP plc*            46,300      1,007,025        0.6%
================================================================================
MEDICAL ELECTRONICS - 0.5%
--------------------------------------------------------------------------------
ADAC LABORATORIES                            5,000        148,125        0.1%
VISX, INCORPORATED*                         13,000        651,625        0.4%
--------------------------------------------------------------------------------
   TOTAL MEDICAL ELECTRONICS                              799,750        0.5%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
MEDICAL SPECIALTIES - 2.0%
--------------------------------------------------------------------------------
ATRIX LABORATORIES, INC.*                   56,440     $  571,455        0.3%
KV  PHARMACEUTICAL  COMPANY, CLASS A*       15,500        350,688        0.2%
MINIMED INC.*                                6,540        362,970        0.2%
OCULAR SCIENCES, INC.*                      26,480        665,310        0.4%
RESMED INC.*                                 4,000        204,000        0.1%
SAFESKIN CORPORATION*                       43,800        969,075        0.6%
XOMED SURGICAL PRODUCTS, INC.*               7,700        346,019        0.2%
--------------------------------------------------------------------------------
   TOTAL MEDICAL SPECIALTIES                            3,469,517        2.0%
================================================================================
MEDICAL/DENTAL DISTRIBUTORS - 1.0%
--------------------------------------------------------------------------------
HENRY SCHEIN, INC.*                         47,070      1,821,021        1.0%
================================================================================
MEDICAL/NURSING SERVICES - 4.6%
--------------------------------------------------------------------------------
AMSURG CORP., CLASS A*                      55,400        367,025        0.2%
LASER VISION CENTERS, INC.*                 43,900        471,925        0.2%
ORTHODONTIC CENTERS OF AMERICA, INC.*      126,940      2,403,926        1.4%
RENAL CARE GROUP, INC.*                     89,445      2,605,086        1.5%
TOTAL RENAL CARE HOLDINGS, INC.*            90,463      2,216,343        1.3%
--------------------------------------------------------------------------------
   TOTAL MEDICAL/NURSING SERVICES                       8,064,305        4.6%
================================================================================
MISCELLANEOUS ELECTRONIC TECHNOLOGY - 0.9%
--------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION*         37,800        907,200        0.5%
DSET CORPORATION*                           20,000        250,000        0.2%
TRANSWITCH CORPORATION*                     16,200        394,875        0.2%
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS ELECTRONIC TECHNOLOGY            1,552,075        0.9%
================================================================================
MISCELLANEOUS HEALTH SERVICES - 2.8%
--------------------------------------------------------------------------------
ALTERNATIVE LIVING SERVICES, INC.*          68,600      1,792,175        1.0%
ASSISTED LIVING CONCEPTS, INC.*             45,390        612,765        0.3%
CAREMATRIX CORPORATION*                     68,750      1,692,969        1.0%
SUNRISE ASSISTED LIVING, INC.*              19,900        856,944        0.5%
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS HEALTH SERVICES                  4,954,853        2.8%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
MISCELLANEOUS TECHNOLOGY SERVICES - 1.3%

EARTHLINK NETWORK, INC.*                    15,800    $   608,300        0.4%
EBAY INC.*                                   2,300        191,187        0.1%
LYCOS, INC.*                                24,900      1,011,562        0.6%
VERIO INC.*                                 26,400        366,300        0.2%
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS TECHNOLOGY SERVICES              2,177,349        1.3%
================================================================================
MOVIES/ENTERTAINMENT - 0.4%
--------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORPORATION,
 CLASS A                                    24,900        768,787        0.4%
================================================================================
OILFIELD SERVICES/EQUIPMENT - 0.2%
--------------------------------------------------------------------------------
FRIEDE GOLDMAN INTERNATIONAL INC.*          20,000        335,000        0.2%
================================================================================
OTHER CONSUMER SERVICES - 2.9%
--------------------------------------------------------------------------------
APOLLO GROUP, INC., CLASS A*               141,161      4,534,797        2.6%
STEINER LEISURE LIMITED*                    21,300        519,187        0.3%
--------------------------------------------------------------------------------
   TOTAL OTHER CONSUMER SERVICES                        5,053,984        2.9%
================================================================================
OTHER PHARMACEUTICALS - 1.1%
--------------------------------------------------------------------------------
MEDICIS PHARMACEUTICAL CORPORATION,
CLASS A*                                    39,400      1,974,925        1.1%
================================================================================
OTHER SPECIALTY STORES - 2.6%
--------------------------------------------------------------------------------
CENTRAL GARDEN & PET COMPANY, CLASS A*      50,820      1,003,695        0.6%
GUITAR CENTER, INC.*                        76,280      1,306,295        0.8%
O'REILLY AUTOMOTIVE, INC.*                  20,900        817,712        0.4%
HIBBET SPORT GOODS INC.*                    49,780      1,347,171        0.8%
--------------------------------------------------------------------------------
         TOTAL OTHER SPECIALTY STORES                   4,474,873        2.6%
================================================================================
OTHER TELEPHONE/COMMUNICATIONS - 0.8%
--------------------------------------------------------------------------------
MCLEODUSA INCORPORATED, CLASS A*            31,300      1,144,406        0.7%
PACIFIC GATEWAY EXCHANGE, INC.*              9,000        259,875        0.1%
--------------------------------------------------------------------------------
   TOTAL OTHER TELEPHONE/COMMUNICATIONS                 1,404,281        0.8%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO

                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
PRINTING/FORMS - 1.1%
--------------------------------------------------------------------------------
CONSOLIDATED GRAPHICS, INC.*                40,100     $1,902,244        1.1%
================================================================================
REAL ESTATE - 0.4%
--------------------------------------------------------------------------------
LASALLE PARTNERS INCORPORATED*              26,680        780,390        0.4%
================================================================================
RENTAL/LEASING COMPANIES - 1.4%
--------------------------------------------------------------------------------
FINANCIAL FEDERAL CORPORATION*              27,500        641,094        0.3%
RENTAL SERVICE CORPORATION*                  3,000         65,250        0.1%
UNITED RENTALS, INC.*                       67,100      1,803,312        1.0%
--------------------------------------------------------------------------------
   TOTAL RENTAL/LEASING COMPANIES                       2,509,656        1.4%
================================================================================
RESTAURANTS - 0.7%
--------------------------------------------------------------------------------
DAVE & BUSTER'S, INC.*                      38,780        727,125        0.4%
STARBUCKS CORPORATION*                      12,480        541,320        0.3%
--------------------------------------------------------------------------------
   TOTAL RESTAURANTS                                    1,268,445        0.7%
================================================================================
SEMICONDUCTORS - 3.5%
--------------------------------------------------------------------------------
LEVEL ONE COMMUNICATIONS, INCORPORATED*     25,565        672,679        0.4%
MIPS TECHNOLOGIES, INC.*                    48,200      1,114,625        0.6%
PMCSIERRA, INC.*                            33,230      1,491,196        0.9%
VITESSE SEMICONDUCTOR CORPORATION*          88,480      2,853,480        1.6%
--------------------------------------------------------------------------------
   TOTAL SEMICONDUCTORS                                 6,131,980        3.5%
================================================================================
SERVICES TO THE HEALTH INDUSTRY - 8.6%
--------------------------------------------------------------------------------
ACCESS HEALTH, INC.*                        65,640      2,354,835        1.4%
CERNER CORPORATION*                        106,690      2,387,189        1.4%
COVANCE INC.*                               19,000        529,625        0.3%
MEDICAL MANAGER CORPORATION*                52,000      1,293,500        0.7%
MEDQUIST INC.*                              30,400        818,900        0.5%
OMNICARE, INC.*                             44,470      1,536,994        0.9%
PAREXEL INTERNATIONAL CORPORATION*          23,110        509,864        0.3%
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.*   22,400        604,800        0.3%
PROFESSIONAL DETAILING, INC.*               16,000        374,000        0.2%

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                Shares       Value       Net Assets
================================================================================
SERVICES TO THE HEALTH INDUSTRY, CONTINUED
--------------------------------------------------------------------------------
QUADRAMED CORPORATION*                      58,000     $1,189,000        0.7%
QUINTILES TRANSNATIONAL CORP.*              51,440      2,327,660        1.3%
SABRATEK CORPORATION*                        9,000        270,000        0.2%
SUPERIOR CONSULTANT HOLDINGS CORPORATION*   18,340        678,580        0.4%
--------------------------------------------------------------------------------
   TOTAL SERVICES TO THE HEALTH INDUSTRY               14,874,947        8.6%
================================================================================
SMALLER BANKS - 1.0%
--------------------------------------------------------------------------------
HAMILTON BANCORP INC.*                      62,930      1,730,575        1.0%
================================================================================
SPECIALTY FOODS/CANDY - 0.4%
--------------------------------------------------------------------------------
REXALL SUNDOWN, INC.*                       42,470        761,806        0.4%
================================================================================
SPECIALTY INSURERS - 0.5%
--------------------------------------------------------------------------------
CMAC INVESTMENT CORPORATION                 11,800        494,125        0.3%
ENHANCE FINANCIAL SERVICES GROUP INC.       12,560        308,505        0.2%
--------------------------------------------------------------------------------
   TOTAL SPECIALTY INSURERS                               802,630        0.5%
================================================================================
TELECOMMUNICATIONS EQUIPMENT - 0.6%
--------------------------------------------------------------------------------
ASPECT TELECOMMUNICATIONS CORPORATION*      36,700        555,087        0.3%
GILAT SATELLITE NETWORKS, LTD.*             11,100        516,150        0.3%
--------------------------------------------------------------------------------
   TOTAL TELECOMMUNICATIONS EQUIPMENT                   1,071,237        0.6%
================================================================================
TRUCKING - 0.4%
--------------------------------------------------------------------------------
UNITED ROAD SERVICES, INC.*                 39,400        630,400        0.4%
================================================================================
WHOLESALE DISTRIBUTORS  0.4%
--------------------------------------------------------------------------------
PENTACON, INC.*                             17,200         88,150        0.1%
SCHOOL SPECIALTY, INC.*                     38,900        612,675        0.3%
--------------------------------------------------------------------------------
   TOTAL WHOLESALE DISTRIBUTORS                           700,825        0.4%
--------------------------------------------------------------------------------
   TOTAL EQUITY SECURITIES (COST $154,720,740)        164,548,951       94.8%
================================================================================

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO
                                                                   Percentage of
SHORT-TERM INVESTMENTS - 8.6%               Principal    Value       Net Assets
================================================================================
FORD MOTOR CREDIT COMPANY,
 5.09151%, 11/20/98                      $9,000,000    $9,000,000        5.2%
GENERAL MOTORS ACCEPTANCE CORPORATION,
 5.162%, 11/12/98                         6,000,000     6,000,000        3.4%
--------------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENTS (COST $15,000,000)     15,000,000        8.6%
================================================================================
MONEY MARKET FUNDS - 0.2%                    Shares
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND INC.TEMP FUND     197,644       197,644        0.1%
TEMPORARY INVESTMENT FUND INC.TEMP CASH     197,644       197,644        0.1%
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET FUNDS (COST $395,288)               395,288        0.2%
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (COST $170,116,028)              179,944,239      103.6%
================================================================================
OTHER ASSETS - 1.3%
--------------------------------------------------------------------------------
RECEIVABLES:
   INVESTMENT SECURITIES SOLD                           2,141,155
   SHARES OF BENEFICIAL INTEREST SOLD                     116,169
   INTEREST                                                41,852
PREPAID INSURANCE                                           4,187
OTHER ASSETS                                               13,254
--------------------------------------------------------------------------------
   TOTAL OTHER ASSETS                                   2,316,617
================================================================================
TOTAL ASSETS                                         $182,260,856      104.9%
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PIC                                                     STATEMENTS OF NET ASSETS
SMALL CAP                                               AS OF OCTOBER 31, 1998
PORTFOLIO
                                                                   Percentage of
EQUITY SECURITIES, CONTINUED                             Value       Net Assets
================================================================================
LIABILITIES - (4.9%)
--------------------------------------------------------------------------------
PAYABLES:
  INVESTMENT SECURITIES PURCHASED                      $8,379,119
  SHARES OF BENEFICIAL INTEREST REDEEMED                   40,845
  TO ADVISOR (NOTE 3)                                     107,018
  DEFERRED TRUSTEES' COMPENSATION (NOTE 3)                 22,560
ACCRUED EXPENSES                                           57,675
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                  8,607,217
================================================================================
TOTAL NET ASSETS - 100.0%                            $173,653,639      100.0%
--------------------------------------------------------------------------------

* Non-income producing security


See Notes to Financial Statements.

PIC                                                  STATEMENTS OF OPERATIONS
GROWTH                                               YEAR ENDED OCTOBER 31, 1998
SMALL CAP
PORTFOLIO
                                                    Growth           Small Cap
                                                   Portfolio         Portfolio
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
  Dividends                                      $    583,933      $     96,942
  Interest                                            305,739           478,730
                                                 ------------      ------------
  Total income                                        889,672           575,672
                                                 ============      ============
EXPENSES:
  Investment advisory fee (Note 3)                  1,045,893         1,418,731
  Administration fee (Note 3)                         130,737           177,341
  Accounting services fee                              72,371            77,268
  Custodian fee                                        33,938            61,054
  Audit fee                                            25,302            18,502
  Trustees' fees                                        7,100             5,100
  Insurance                                             3,700             5,812
  Miscellaneous                                         3,000            10,829
  Amortization of organization costs                       --            10,001
  Legal fees                                            7,500            12,795
                                                 ------------      ------------
  Total expenses                                    1,329,541         1,797,433
  Less, reimbursement/waiver
   by Advisor (Note 3)                                (22,176)          (24,020)
                                                 ------------      ------------
  Net expenses                                      1,307,365         1,773,413
                                                 ============      ============

NET INVESTMENT LOSS                                  (417,693)       (1,197,741)
                                                 ============      ============
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
                                                                   ------------
  Net realized gain (loss)
   on investments                                   9,511,479       (30,872,647)
  Change in net unrealized appreciation
   (depreciation) of investments                   15,517,462          (283,036)
                                                 ------------      ------------
NET GAIN (LOSS) ON INVESTMENTS                     25,028,941       (31,155,683)
                                                 ============      ============
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS                                  $ 24,611,248      ($32,353,424)
                                                 ------------      ------------

PIC                                          STATEMENTS OF CHANGES IN NET ASSETS
GROWTH                                       AS OF OCTOBER 31, 1998
SMALL CAP
PORTFOLIO

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

FROM OPERATIONS:
--------------------------------------------------------------------------------
  Net investment loss
  Net realized gain (loss) on investments
  Change in net unrealized appreciation (depreciation) of investments
   Net increase (decrease) in net assets resulting from operations

TRANSACTIONS IN INTERESTS:
   Contributions by Holders
   Withdrawals by Holders

   Net increase (decrease) in net assets from transactions in interests


TOTAL INCREASE (DECREASE) IN NET ASSETS



NET ASSETS

Beginning of year

End of year

PIC
GROWTH
SMALL CAP
PORTFOLIO

                          Growth Portfolio            Small Cap Portfolio
                  --------------------------------------------------------------
                     Year             Year            Year            Year
                     ended            ended           ended           ended
                  Oct. 31, 1998   Oct. 31, 1997   Oct. 31, 1998   Oct. 31, 1997
                  --------------------------------------------------------------
                $   (417,693)     $   (133,460)   $ (1,197,741)   $    (934,925)
                   9,511,479        32,161,956     (30,872,647)      72,084,822

                  15,517,462        (7,683,870)       (283,036)     (62,640,291)
                ------------      ------------    ------------    -------------
                  24,611,248        24,344,626     (32,353,424)       8,509,606
                ============      ============    ============    =============

                  64,364,321        17,478,857     123,809,971      164,160,467
                 (35,037,926)      (75,778,332)    (57,458,705)    (234,314,952)
                ------------      ------------    ------------    -------------

                  29,326,395       (58,299,475)     66,351,266      (70,154,485)
                ============      ============    ============    =============

                  53,937,643       (33,954,849)     33,997,842      (61,644,879)
                ============      ============    ============    =============

                  82,144,680       116,099,529     139,655,797      201,300,676
                ------------      ------------    ------------    -------------
                $136,082,323      $ 82,144,680    $173,653,639    $ 139,655,797
                ------------      ------------    ------------    -------------

PIC
GROWTH                   SELECTED RATIO DATA
SMALL CAP
PORTFOLIO

                                            GROWTH PORTFOLIO
                                            ----------------
                                          Year ended October 31,
                                 --------------------------------------------
                                 1998      1997      1996      1995      1994
                                 ----      ----      ----      ----      ----
Ratios to average net assets:
Operating expenses               1.00%#    1.00%#    1.00%#    1.00%#    1.00%#
Net investment income (loss)    (0.32%)   (0.13%)   (0.04%)    0.08%     0.10%

Portfolio turnover rate         81.06%    67.54%    64.09%    54.89%    68.26%


# Net of expense reimbursements equivalent to 0.02%, 0.05%, 0.04%, 0.01%, and 0.01% of average net assets, respectively.

PIC
GROWTH                   SELECTED RATIO DATA
SMALL CAP
PORTFOLIO

                                            GROWTH PORTFOLIO
                                            ----------------
                                          Year ended October 31,
                                 --------------------------------------------
                                 1998      1997      1996      1995      1994
                                 ----      ----      ----      ----      ----
Ratios to average net assets:
Operating expenses               1.00%#    1.00%#    1.00%#    1.00%#    1.00%#
Net investment income (loss)    (0.68%)   (0.49%)    (.59%)    (.51%)    (.49%)

Portfolio turnover rate         81.75%   151.52%    53.11%    45.45%    63.89%


# Net of expenses reimbursements equivalent to 0.01%, 0.01%, 0.01%, 0.07%, and 0.10% of average net assets, respectively.

PIC
GROWTH                                             NOTES TO FINANCIAL STATEMENTS
SMALL CAP
PORTFOLIO

1 - ORGANIZATION
--------------------------------------------------------------------------------
     PIC Growth Portfolio was organized on December 11, 1991 and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. VALUATION OF SECURITIES. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PIC
GROWTH                                            NOTES TO FINANCIAL STATEMENTS,
SMALL CAP                                         CONTINUED
PORTFOLIO

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities. PIC receives from each of Growth and Small Cap Portfolios an investment advisory fee at the annual rate of 0.80% of its average daily net assets. In addition, PIC has voluntarily taken to limit the expenses of the Growth and Small Cap Portfolios to 1.00% of its average net assets. Fees waived by PIC for the year ended October 31, 1998 were as follows:
                                 Waived Fees
                                 -----------
          Growth Portfolio         $22,176
          Small Cap Portfolio       24,020

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of the Portfolios. Fees paid to ICA for the year ended October 31, 1998 are stated on the respective Portfolios' Statement of Operations.

     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
     The aggregate cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, for the year ended October 31, 1998, were as follows:

PIC
GROWTH                                            NOTES TO FINANCIAL STATEMENTS,
SMALL CAP                                         CONTINUED
PORTFOLIO

                                 Purchases           Sales
                                 ---------           -----
     Growth Portfolio          $123,276,494      $ 99,664,277
     Small Cap Portfolio        195,915,640       137,768,188

     The aggregate unrealized appreciation and depreciation of investment securities at October 31 1998, based on costs for federal income tax purposes, were as follows:

                                Tax              Gross             Gross
                             Costs of          Unrealized        Unrealized
                            Investments       Appreciation      Depreciation
                            -----------       ------------      ------------
     Growth Portfolio      $103,147,556       $37,030,161      $ (1,106,815)
     Small Cap Portfolio    170,578,021        19,963,778       (10,597,560)

PIC
GROWTH                                              INDEPENDENT AUDITOR'S REPORT
SMALL CAP
PORTFOLIO
--------------------------------------------------------------------------------

To the Board of Trustees of
 and the holders of Interests in,
   PIC Growth Portfolio
   PIC Small Cap Portfolio

We have audited the accompanying statements of net assets of PIC Growth Portfolio and PIC Small Cap Portfolio as of October 31, 1998, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and selected ratio data for each of the periods indicated. These financial statements and selected ratio data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and selected ratio data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PIC Growth Portfolio and PIC Small Cap Portfolio as of October 31, 1998, the results of their operations, the changes in their net assets and these selected ratio data for the periods indicated, in conformity with generally accepted accounting principles.

                                                    McGladrey & Pullen, LLP

New York, New York
December 3, 1998

PROVIDENT INVESTMENT                                       TRUSTEES AND OFFICERS
COUNSEL MUTUAL FUNDS
--------------------------------------------------------------------------------

TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
JETTIE M. EDWARDS, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
JEFFREY D. LOVELL, Trustee
WAYNE H. SMITH, Trustee
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - PIC PORTFOLIOS
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer

LEGAL COUNSEL - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
SWIDLER, BERLIN, SHEREFF, FRIEDMAN, LLP

LEGAL COUNSEL - PIC  PORTFOLIOS
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MCGLADREY & PULLEN, LLP

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

This report is intended for the information of shareholders of Provident Investment Counsel Mutual Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.


44